Intangible Liabilities - Charter Agreements	6 Months Ended
Jun. 30, 2025
Intangible Liabilities - Charter Agreements

4. Intangible Liabilities – Charter Agreements

Intangible Liabilities – Charter Agreements as of June 30, 2025, and December 31, 2024, consisted of the following:

	June 30, 2025	December 31, 2024
Opening balance	$49,431	$5,662
Additions (*)(**)	15,987	49,295
Amortization	(6,533)	(5,526)
Total	$58,885	$49,431

(*)	As of December 31, 2024, the charters of the three high-reefer ECO 9,019 TEU Vessels resulted in an intangible liability of $49,295 that was recognized and will be amortized over the remaining useful life of the charters.

(**)	During the first quarter of 2025, the charter of the fourth high-reefer ECO 9,019 TEU Vessels resulted in an intangible liability of $15,987 that was recognized and will be amortized over the remaining useful life of the charter.

Intangible liabilities are related to acquisition of the four high-reefer ECO 9,019 TEU vessels delivered in December 2024 and January 2025, and management’s estimate of the fair value of below-market charters on August 14, 2008, the date of the Marathon Merger. These intangible liabilities are being amortized over the remaining life of the relevant lease terms and the amortization income is included under the caption “Amortization of intangible liabilities-charter agreements” in the Consolidated Statements of Income.

Amortization income of intangible liabilities-charter agreements for each of the six months ended June 30, 2025, and 2024 was $6,533 and $3,005, respectively.

The aggregate amortization of the intangible liabilities in each of the 12-month periods up to June 30, 2030, and thereafter, is estimated to be as follows:

Amount
June 30, 2026	$13,036
June 30, 2027	12,763
June 30, 2028	12,798
June 30, 2029	12,763
June 30, 2030, and thereafter	7,525
$58,885

The weighted average life for the remaining intangible liabilities-charter agreements terms is 4.58 year.